Advances to Suppliers	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Advances to Suppliers

NOTE 6 - ADVANCES TO SUPPLIERS

Prepayments and advances to suppliers consisted of the following:

	December 31, 2017	December 31, 2016
Advances to raw material suppliers (a)	$569,747	$508,674
Advances to subcontractors	-	121,695
Advances to advertising venders	231,914	-
Less: allowance for advances	(20,340)	-
	$781,321	$630,369

(a)	The advances on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The advances are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any purchase order priced at market.